Common Stock - Schedule of Reserved Shares of Common Stock for Issuance on Converted Basis (Details) (fuboTV Inc.) (10-K) - fuboTV Inc. [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total	18,180,788	18,185,606	14,738,605
Convertible Preferred Stock Outstanding, as Converted [Member]
Total	15,615,645	15,615,645	12,087,594
Options and Restricted Stock Issued and Outstanding [Member]
Total	2,213,985	2,299,942	2,380,989
Shares Available for Future Stock Option Grants [Member]
Total	351,158	270,019	270,022